Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Summary of Major Components of Income Tax Expense	The major components of income tax expense for the years ended December 31, 2021, 2020 and 2019 are:

	2021	2020	2019
Current tax expense:
Current year	Ps. 4,259	Ps. 7,367	Ps. 6,011
Deferred tax expense:
Origination and reversal of temporary differences	2,795	(3,391)	905
(Benefit) utilization of tax losses recognized	(445)	1,452	(1,268)
Total deferred tax expense (benefit)	2,350	(1,939)	(363)
Total income tax expense in consolidated net income	Ps. 6,609	Ps. 5,428	Ps. 5,648

2021	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 3,356	Ps. 903	Ps. 4,259
Deferred tax expense:
Origination and reversal of temporary differences	1,659	1,136	2,795
Utilization (benefit) of tax losses recognized	356	(801)	(445)
Total deferred tax	2,015	335	2,350
Total income tax expense in consolidated net income	Ps. 5,371	Ps. 1,238	Ps. 6,609

2020	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 6,311	Ps. 1,056	Ps. 7,367
Deferred tax expense:
Origination and reversal of temporary differences	(2,676)	(715)	(3,391)
Utilization (benefit) of tax losses recognized	1,962	(510)	1,452
Total deferred tax (benefit)	(714)	(1,225)	(1,939)
Total income tax expense (benefit) in consolidated net income	Ps. 5,597	Ps. (169)	Ps. 5,428

2019	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 5,123	Ps. 888	Ps. 6,011
Deferred tax expense:
Origination and reversal of temporary differences	(438)	1,343	905
(Benefit) of tax losses recognized	(1,136)	(132)	(1,268)
Total deferred tax (benefit)	(1,574)	1,211	(363)
Total income tax expense in consolidated net income	Ps. 3,549	Ps. 2,099	Ps. 5,648

Schedule of Recognized in Consolidated Statement of Other Comprehensive Income
Recognized in Consolidated Statement of Other Comprehensive Income (OCI)

Income tax related to items recognized directly in OCI during the year:	2021	2020	2019
Unrealized loss (gain) on cash flow hedges	Ps. 787	Ps. 216	Ps. (373)
Remeasurements of the net defined benefit liability	(27)	(130)	(192)
Total income tax recognized in OCI	Ps. 760	Ps. 86	Ps. (565)

Schedule of Deferred Tax Related to Other Comprehensive Income
Balance of income tax included in Accumulated Other Comprehensive Income (AOCI) as of:

Income tax related to items recognized directly in OCI as of year-end:	2021	2020	2019
Unrealized loss (gain) on derivative financial instruments	Ps. 573	Ps. (212)	Ps. (481)
Comprehensive loss (income) to be reclassified to profit or loss in subsequent periods	573	(212)	(481)
Re-measurements of the net defined benefit liability	(408)	(378)	(240)
Balance of income tax in AOCI	Ps. 165	Ps. (590)	Ps. (721)

Schedule of Domestic Tax Rate
A reconciliation between effective income tax rate and Mexican domestic statutory tax rate for the years ended December 31, 2021, 2020 and 2019 follows:

	2021	2020	2019
Mexican statutory income tax rate	30%	30%	30%
Income tax from prior years	(0.64)%	(0.38)%	(2.66)%
(Loss) on monetary position for subsidiaries in hyperinflationary economies	(0.21)%	(0.62)%	(0.50)%
Annual inflation tax adjustment	6.48%	0.73%	0.78%
Non-deductible expenses	1.82%	2.49%	3.92%
Non-taxable income	—%	—%	—%
Income taxed at a rate other than the Mexican statutory rate	1.14%	0.08%	1.28%
Effect of restatement of tax values	(2.54)%	(1.81)%	(1.47)%
Effect of change in statutory rate	(0.09)%	(0.23)%	(0.52)%
Income tax credits (1)	(2.69)%	(10.34)%	(0.18)%
Tax loss (2)	(3.57)%	13.80%	(1.01)%
Other	(0.78)%	0.04%	1.04%
	28.92%	33.76%	30.68%

(1) Favorable position of Brazilian Courts related to a no taxation on financial effects of recovered tax credits from previously won judicial disputes, which allowed a recognition of a deferred tax credit in Brazil in 2021 and 2020.
(2) During 2020, the Company recognized an amount of Ps. 2,349 in the deferred tax asset based on the probability of the expected timing of reversal of tax losses in Mexico.
Schedule of Deferred Income Tax
An analysis of the temporary differences giving rise to deferred income tax liabilities (assets) is as follows:

	Consolidated Statement of Financial Position as of		Consolidated Income Statement
	2021	2020	2021	2020	2019
Expected credit losses	Ps. (96)	Ps. (64)	Ps. (34)	Ps. (10)	Ps. (18)
Inventories	17	23	(1)	72	(37)
Prepaid expenses	55	26	29	(17)	41
Property, plant and equipment, net	(1,171)	(1,006)	(223)	(90)	128
Rights of use assets	112	176	(68)	(22)	197
Other assets	(340)	(325)	(28)	(389)	24
Finite useful lived intangible assets	(54)	(128)	69	(275)	(78)
Indefinite lived intangible assets	1,412	796	165	140	114
Post-employment and other non-current employee benefits	(447)	(381)	(59)	4	65
Derivative financial instruments	2	74	(72)	80	(12)
Contingencies	(889)	(1,627)	171	182	(94)
Employee profit sharing payable	(444)	(208)	(236)	(7)	17
Tax loss carryforwards	(7,244)	(6,915)	(445)	2,342	(1,268)
Tax credits to recover (1)	(1,394)	(2,594)	1,200	(1,629)	(122)
Cumulative other comprehensive income	165	(590)	760	86	29
Liabilities of amortization of goodwill of business acquisition	5,897	6,554	87	—	860
Financial leasing	(155)	(211)	53	(23)	(190)
Other (2)	(1,058)	(2,269)	982	(2,383)	(19)
Deferred tax (income)			Ps. 2,350	Ps. (1,939)	Ps. (363)

Deferred tax, asset	Ps. (8,342)	Ps. (11,143)
Deferred tax, liability	2,710	2,474
Deferred income taxes, net	Ps. (5,632)	Ps. (8,669)
(1)Corresponds to income tax credits from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law.
(2)One of the principal items considered are deferred non deductible interest calculated according to the Mexican Tax Law.

Schedule of Changes in Net Deferred Income Tax Asset
The changes in the balance of the net deferred income tax asset are as follows:

	2021	2020	2019
Balance at beginning of the period	Ps. (8,669)	Ps. (6,661)	Ps. (5,582)
Deferred tax provision for the period	2,350	(1,939)	(363)
Change in the statutory rate	81	(42)	(66)
Acquisition of subsidiaries	—	—	57
Effects in equity:
Unrealized loss (gain) on derivative financial instruments	787	216	(373)
Cumulative translation adjustment	(163)	(392)	(230)
Remeasurements of the net defined benefit liability	(27)	(130)	(192)
Inflation adjustment	9	279	88
Balance at end of the period	Ps. (5,632)	Ps. (8,669)	Ps. (6,661)

Schedule of Tax Loss Carryforwards	The tax losses carryforwards for which deferred tax asset has been recorded and their corresponding years of expiration are as follows:

Tax Loss Carryforwards amounts in millions
2025	Ps. 1,218
2026	5,516
2027	—
2028	509
2029	10
2030	—
2031 and thereafter	89
No expiration (Brazil)	14,787
Ps. 22,129

Summary of Changes in Balance of Tax Loss Carryforwards	The changes in the balance of tax loss carryforwards are as follows:

	2021	2020	2019
Balance at beginning of the period	Ps. 21,522	Ps. 28,871	Ps. 25,879
Increase	5,768	4,985	6,029
Utilization of tax losses	(4,558)	(1,986)	(1,854)
Unused tax losses - 2028 to 2030	—	(7,830)	—
Effect of foreign currency exchange rates	(603)	(2,518)	(1,183)
Balance at end of the period	Ps. 22,129	Ps. 21,522	Ps. 28,871